Award Timing Disclosure	12 Months Ended
Feb. 01, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices

The Company does not currently grant stock option awards or stock appreciation right awards
.
During the last completed fiscal year, the Company did not make any stock option awards to our executive officers
within the
four-business-day
period before or the
one-business-day
period after the filing of any Form
10-K,
10-Q,
or
8-K
containing material nonpublic information (as defined in Item 402(x)). Accordingly, no tabular disclosure under Item 402(x)(2)(ii) is required.
The Compensation Committee does not coordinate the timing of option grants with the release of material nonpublic information. Equity awards are typically granted on pre-determined
meeting dates of the Compensation Committee, and are subject to the Company’s Insider Trading Policy, which prohibits trading (and awards) when material nonpublic information is known to the participant or the Company. All awards are granted with an exercise price equal to the average closing market price for the previous 30 trading days prior to the date of grant. The Company does not time the public disclosure of material nonpublic information to affect executive compensation outcomes.

Award Timing Method	All awards are granted with an exercise price equal to the average closing market price for the previous 30 trading days prior to the date of grant. The Company does not time the public disclosure of material nonpublic information to affect executive compensation outcomes.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	All awards are granted with an exercise price equal to the average closing market price for the previous 30 trading days prior to the date of grant. The Company does not time the public disclosure of material nonpublic information to affect executive compensation outcomes.
MNPI Disclosure Timed for Compensation Value	false